Related Party Transactions (Details) - USD ($)	1 Months Ended				8 Months Ended	12 Months Ended
	Dec. 29, 2020	Nov. 30, 2020	May 29, 2020	May 28, 2020	Dec. 31, 2020	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Aggregate of share issued					$ 180,807,710
Stock Issued During Period Share Sharebased Compensation Forfeited (in Shares)						562,500
Aggregate purchase price			$ 300,000
Notes payable outstanding borrowings	$ 141,134
Office space						$ 10,000
Due to Sponsor					5,000
Agreement amount					$ 0	$ 120,000
Series of Individually Immaterial Business Acquisitions [Member]
Related Party Transactions (Details) [Line Items]
Initial business combination, description						The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of share issued				$ 25,000
Founder shares forfeited (in Shares)		718,750
Sponsor purchased shares (in Shares)		5,031,250
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction						$ 2,000,000
Exercise price (in Dollars per share)						$ 10
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Issuance of ordinary shares (in Shares)				5,750,000